LEASES (Tables)	12 Months Ended
Mar. 31, 2017
LEASES
Schedule of future minimum lease payments under noncancellable operating leases and capital leases

	Thousands of Yen
	Operating
Years ending March 31,	Leases	Capital Leases
2018	¥353,645	¥33,951
2019	296,852	33,301
2020	218,960	29,892
2021	158,841	19,001
2022	148,950	8,125
Total minimum lease payments	¥1,177,248	124,270

Less amounts representing interest		4,023
Present value of minimum lease payments		120,247
Less current portion		31,787
Noncurrent portion		¥88,460